UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2018

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.1%

Argentina — 3.8%
Information Technology — 3.8%
MercadoLibre	52,656	$14,487,772

Total Argentina		14,487,772
Brazil — 0.8%
Consumer Discretionary — 0.8%
B2W Cia Digital*	557,831	2,933,797
Total Brazil		2,933,797
China — 51.9%
Consumer Discretionary — 10.1%
Cogobuy Group (A)	1,248,000	631,175
Ctrip.com International ADR*	294,300	13,561,344
JD.com ADR*	482,147	18,056,405
Vipshop Holdings ADR*	711,463	5,855,340
		38,104,264
Industrials — 0.7%
51job ADR*	48,137	2,767,878

Information Technology — 41.1%
21Vianet Group ADR*	165,090	1,178,743
58.com ADR*	215,640	15,470,014
Alibaba Group Holding ADR*	197,003	34,885,291
Autohome ADR*	90,920	5,034,240
Baidu ADR*	112,348	26,803,986
Baozun ADR*	39,100	1,108,485
Bitauto Holdings ADR*	85,156	2,523,172
Changyou.com ADR*	39,763	1,450,554
Fang Holdings ADR*	688,627	3,195,229
Momo ADR*	345,963	8,303,112
NetEase ADR	62,306	20,480,605
NQ Mobile ADR, Cl A*	194,024	803,260
SINA*	126,770	12,394,303
Sohu.com*	71,318	3,451,078
Tian Ge Interactive Holdings (A)	1,089,000	892,371
Weibo ADR*	80,094	8,695,005
YY ADR*	80,215	8,277,386
		154,946,834
Total China		195,818,976
Germany — 0.9%
Information Technology — 0.9%
Rocket Internet* (A)	140,455	3,349,430
Total Germany		3,349,430
Hong Kong — 12.7%
Information Technology — 12.7%
HC International	1,134,197	868,415

Kingdee International Software Group*	4,936,000	2,565,896
Meitu* (A)	3,786,000	5,487,378
NetDragon Websoft	289,000	847,366
Tencent Holdings	749,392	38,188,269
		47,957,324
Total Hong Kong		47,957,324
India — 1.7%
Consumer Discretionary — 0.9%
MakeMyTrip*	109,268	3,321,747

Information Technology — 0.8%
Info Edge India	148,524	2,924,182
Total India		6,245,929
Russia — 9.0%
Information Technology — 9.0%
Mail.Ru Group GDR*	486,572	14,280,888
QIWI ADR	113,006	1,664,579
Yandex, Cl A*	546,637	18,099,151
		34,044,618
Total Russia		34,044,618
South Africa — 7.8%
Consumer Discretionary — 7.8%
Naspers, Cl N	109,506	29,600,613

Industrials — 0.0%
Novus Holdings	38,666	18,791
Total South Africa		29,619,404
South Korea — 11.3%
Information Technology — 11.3%
Com2uSCorp	21,654	2,505,158
Kakao	88,423	11,090,962
NAVER	19,177	14,097,496
NCSoft	33,114	13,282,114
NHN Entertainment*	23,492	1,461,437
		42,437,167
Total South Korea		42,437,167
Taiwan — 0.2%
Information Technology — 0.2%
PChome Online	202,058	892,601
Total Taiwan		892,601

Total Common Stock
(Cost $334,997,932)		377,787,018

Total Investments in Securities- 100.1%
(Cost $334,997,932)		$377,787,018

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2017 (Unaudited)

Percentages are based on Net Assets of $377,468,491.

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at November 30, 2017 was $10,360,354 and represents 2.7% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of November 30, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended November 30, 2017, there were no Level 3 investments.

EMC-QH-001-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President
Date: January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 29, 2018

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer
Date: January 29, 2018